QUARTERLY REPORT
Syntax Stratified LargeCap ETF
September 30, 2023

Syntax Stratified LargeCap ETF
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.7%
3M Co.	1,851	$173,291
A O Smith Corp.	2,630	173,922
Abbott Laboratories	612	59,272
AbbVie, Inc.	1,558	232,235
Accenture PLC, Class A	503	154,476
Activision Blizzard, Inc.	3,563	333,604
Adobe, Inc.(a)	292	148,891
Advanced Micro Devices, Inc.(a)	1,237	127,188
AES Corp.	21,380	324,976
Aflac, Inc.	2,637	202,390
Agilent Technologies, Inc.	1,081	120,877
Air Products & Chemicals, Inc.	154	43,644
Airbnb, Inc., Class A(a)	1,000	137,210
Akamai Technologies, Inc.(a)	3,141	334,642
Alaska Air Group, Inc.(a)	3,710	137,567
Albemarle Corp.	258	43,870
Alexandria Real Estate Equities, Inc., REIT	1,423	142,442
Align Technology, Inc.(a)	295	90,069
Allegion PLC	684	71,273
Alliant Energy Corp.	1,497	72,530
Allstate Corp.	1,543	171,906
Alphabet, Inc., Class A(a)	1,604	209,899
Alphabet, Inc., Class C(a)	1,596	210,433
Altria Group, Inc.	8,382	352,463
Amazon.com, Inc.(a)	1,051	133,603
Amcor PLC	8,872	81,268
Ameren Corp.	949	71,014
American Airlines Group, Inc.(a)	10,582	135,555
American Electric Power Co., Inc.	3,165	238,071
American Express Co.	279	41,624
American International Group, Inc.	4,131	250,339
American Tower Corp., REIT	360	59,202
American Water Works Co., Inc.	2,380	294,715
Ameriprise Financial, Inc.	270	89,014
AMETEK, Inc.	798	117,912
Amgen, Inc.	898	241,346
Amphenol Corp., Class A	2,152	180,746
Analog Devices, Inc.	1,229	215,186
ANSYS, Inc.(a)	520	154,726
Aon PLC, Class A	106	34,367
APA Corp.	1,592	65,431
Apple, Inc.	2,768	473,909
Applied Materials, Inc.	1,117	154,649
Aptiv PLC(a)	3,670	361,825
Arch Capital Group Ltd.(a)	2,124	169,304
Archer-Daniels-Midland Co.	4,686	353,418
Arista Networks, Inc.(a)	1,000	183,930
Arthur J Gallagher & Co.	159	36,241
Assurant, Inc.	1,184	169,999
AT&T, Inc.	22,806	342,546
Atmos Energy Corp.	2,876	304,655
Security Description	Shares	Value
Autodesk, Inc.(a)	750	$155,183
Automatic Data Processing, Inc.	877	210,989
AutoZone, Inc.(a)	57	144,779
AvalonBay Communities, Inc., REIT	611	104,933
Avery Dennison Corp.	342	62,473
Axon Enterprise, Inc.(a)	381	75,815
Baker Hughes Co.	8,881	313,677
Ball Corp.	1,576	78,453
Bank of America Corp.	4,338	118,774
Bank of New York Mellon Corp.	2,445	104,279
Bath & Body Works, Inc.	13,477	455,523
Baxter International, Inc.	1,275	48,119
Becton Dickinson & Co.	188	48,604
Berkshire Hathaway, Inc., Class B(a)	1,355	474,657
Best Buy Co., Inc.	3,359	233,350
Biogen, Inc.(a)	899	231,052
Bio-Rad Laboratories, Inc., Class A(a)	226	81,010
Bio-Techne Corp.	1,716	116,808
BlackRock, Inc.	140	90,509
Blackstone, Inc.	830	88,926
Boeing Co.(a)	779	149,319
Booking Holdings, Inc.(a)	44	135,694
BorgWarner, Inc.	9,227	372,494
Boston Properties, Inc., REIT	2,464	146,559
Boston Scientific Corp.(a)	1,140	60,192
Bristol-Myers Squibb Co.	3,808	221,016
Broadcom, Inc.	256	212,628
Broadridge Financial Solutions, Inc.	582	104,207
Brown & Brown, Inc.	501	34,990
Brown-Forman Corp., Class B	3,827	220,780
Bunge Ltd.	3,282	355,277
Cadence Design Systems, Inc.(a)	1,381	323,568
Caesars Entertainment, Inc.(a)	1,194	55,342
Camden Property Trust	1,065	100,728
Campbell Soup Co.	5,002	205,482
Capital One Financial Corp.	3,281	318,421
Cardinal Health, Inc.	2,214	192,219
CarMax, Inc.(a)	1,816	128,446
Carnival Corp.(a)	5,372	73,704
Carrier Global Corp.	1,260	69,552
Catalent, Inc.(a)	4,785	217,861
Caterpillar, Inc.	437	119,301
Cboe Global Markets, Inc.	285	44,520
CBRE Group, Inc., Class A(a)	431	31,834
CDW Corp.	577	116,416
Celanese Corp.	530	66,526
Cencora, Inc.	1,104	198,687
Centene Corp.(a)	4,011	276,278
CenterPoint Energy, Inc.	8,697	233,514
Ceridian HCM Holding, Inc.(a)	2,989	202,804
CF Industries Holdings, Inc.	980	84,025
CH Robinson Worldwide, Inc.	953	82,082

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Charles River Laboratories International, Inc.(a)	615	$120,528
Charles Schwab Corp.	4,151	227,890
Charter Communications, Inc., Class A(a)	1,161	510,631
Chevron Corp.	4,415	744,457
Chipotle Mexican Grill, Inc.(a)	251	459,789
Chubb Ltd.	801	166,752
Church & Dwight Co., Inc.	4,416	404,638
Cigna Group	697	199,391
Cincinnati Financial Corp.	1,563	159,879
Cintas Corp.	373	179,417
Cisco Systems, Inc.	3,475	186,816
Citigroup, Inc.	3,032	124,706
Citizens Financial Group, Inc.	1,996	53,493
Clorox Co.	2,729	357,663
CME Group, Inc.	214	42,847
CMS Energy Corp.	1,358	72,123
Coca-Cola Co.	4,220	236,236
Cognizant Technology Solutions Corp., Class A	1,839	124,574
Colgate-Palmolive Co.	5,768	410,163
Comcast Corp., Class A	10,945	485,301
Comerica, Inc.	10,544	438,103
Conagra Brands, Inc.	7,252	198,850
ConocoPhillips	571	68,406
Consolidated Edison, Inc.	2,758	235,892
Constellation Brands, Inc., Class A	954	239,769
Constellation Energy Corp.	3,402	371,090
Cooper Companies, Inc.	283	89,997
Copart, Inc.(a)	4,890	210,710
Corning, Inc.	5,884	179,285
Corteva, Inc.	1,657	84,772
CoStar Group, Inc.(a)	497	38,214
Costco Wholesale Corp.	1,345	759,871
Coterra Energy, Inc.	4,368	118,154
Crown Castle, Inc., REIT	660	60,740
CSX Corp.	2,745	84,409
Cummins, Inc.	312	71,280
CVS Health Corp.	9,969	696,036
Danaher Corp.	330	81,873
Darden Restaurants, Inc.	3,300	472,626
DaVita, Inc.(a)	856	80,918
Deere & Co.	311	117,365
Delta Air Lines, Inc.	3,625	134,125
DENTSPLY SIRONA, Inc.	1,370	46,799
Devon Energy Corp.	2,338	111,523
Dexcom, Inc.(a)	947	88,355
Diamondback Energy, Inc.	452	70,006
Digital Realty Trust, Inc., REIT	2,522	305,212
Discover Financial Services	3,665	317,499
Dollar General Corp.	1,290	136,482
Dollar Tree, Inc.(a)	1,416	150,733
Dominion Energy, Inc.	5,225	233,401
Security Description	Shares	Value
Domino's Pizza, Inc.	1,267	$479,927
Dover Corp.	1,385	193,221
Dow, Inc.	1,226	63,213
DR Horton, Inc.	2,098	225,472
DTE Energy Co.	2,403	238,570
Duke Energy Corp.	832	73,432
DuPont de Nemours, Inc.	619	46,171
DXC Technology Co.(a)	6,382	132,937
Eastman Chemical Co.	591	45,342
Eaton Corp. PLC	1,040	221,811
eBay, Inc.	3,365	148,363
Ecolab, Inc.	256	43,366
Edison International	3,529	223,350
Edwards Lifesciences Corp.(a)	834	57,780
Electronic Arts, Inc.	2,692	324,117
Elevance Health, Inc.	589	256,462
Eli Lilly & Co.	396	212,703
Emerson Electric Co.	359	34,669
Enphase Energy, Inc.(a)	2,051	246,428
Entergy Corp.	2,587	239,298
EOG Resources, Inc.	525	66,549
EPAM Systems, Inc.(a)	494	126,311
EQT Corp.	2,896	117,520
Equifax, Inc.	208	38,101
Equinix, Inc., REIT	424	307,934
Equity Residential, REIT	1,751	102,801
Essex Property Trust, Inc., REIT	483	102,439
Estee Lauder Companies, Inc., Class A	2,739	395,922
Etsy, Inc.(a)	2,176	140,526
Everest Group Ltd.	441	163,906
Evergy, Inc.	1,410	71,487
Eversource Energy	1,217	70,769
Exelon Corp.	9,099	343,851
Expedia Group, Inc.(a)	1,334	137,495
Expeditors International of Washington, Inc.	712	81,617
Extra Space Storage, Inc., REIT	864	105,045
Exxon Mobil Corp.	6,393	751,689
F5, Inc.(a)	1,229	198,041
FactSet Research Systems, Inc.	94	41,102
Fair Isaac Corp.(a)	44	38,215
Fastenal Co.	2,260	123,486
Federal Realty Investment Trust	674	61,085
FedEx Corp.	322	85,304
Fidelity National Information Services, Inc.	990	54,717
Fifth Third Bancorp	2,072	52,484
First Solar, Inc.(a)	1,010	163,206
FirstEnergy Corp.	6,915	236,355
Fiserv, Inc.(a)	446	50,380
FleetCor Technologies, Inc.(a)	161	41,110
FMC Corp.	1,091	73,064
Ford Motor Co.	20,032	248,797
Fortinet, Inc.(a)	3,420	200,686

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Fortive Corp.	458	$33,965
Fox Corp., Class A	3,144	98,093
Fox Corp., Class B	3,415	98,625
Franklin Resources, Inc.	3,622	89,029
Freeport-McMoRan, Inc.	6,269	233,771
Garmin Ltd.	4,793	504,224
Gartner, Inc.(a)	372	127,823
GE HealthCare Technologies, Inc.	1,261	85,798
Gen Digital, Inc.	10,948	193,561
Generac Holdings, Inc.(a)	639	69,625
General Dynamics Corp.	753	166,390
General Electric Co.	1,761	194,679
General Mills, Inc.	3,193	204,320
General Motors Co.	7,468	246,220
Genuine Parts Co.	988	142,647
Gilead Sciences, Inc.	3,050	228,567
Global Payments, Inc.	347	40,040
Globe Life, Inc.	1,809	196,693
Goldman Sachs Group, Inc.	754	243,972
Halliburton Co.	7,950	321,975
Hartford Financial Services Group, Inc.	3,442	244,072
Hasbro, Inc.	3,522	232,945
HCA Healthcare, Inc.	1,203	295,914
Healthpeak Properties, Inc., REIT	4,101	75,294
Henry Schein, Inc.(a)	2,670	198,248
Hershey Co.	887	177,471
Hess Corp.	439	67,167
Hewlett Packard Enterprise Co.	14,195	246,567
Hilton Worldwide Holdings, Inc.	708	106,327
Hologic, Inc.(a)	1,136	78,838
Home Depot, Inc.	748	226,016
Honeywell International, Inc.	1,072	198,041
Hormel Foods Corp.	9,952	378,475
Host Hotels & Resorts, Inc., REIT	6,820	109,597
Howmet Aerospace, Inc.	1,547	71,549
HP, Inc.	16,725	429,833
Humana, Inc.	565	274,884
Huntington Bancshares, Inc.	5,034	52,354
Huntington Ingalls Industries, Inc.	393	80,400
IDEX Corp.	850	176,817
IDEXX Laboratories, Inc.(a)	179	78,271
Illinois Tool Works, Inc.	824	189,775
Illumina, Inc.(a)	772	105,980
Incyte Corp.(a)	3,621	209,185
Ingersoll Rand, Inc.	2,655	169,177
Insulet Corp.(a)	569	90,750
Intel Corp.	3,454	122,790
Intercontinental Exchange, Inc.	378	41,588
International Business Machines Corp.	2,221	311,606
International Flavors & Fragrances, Inc.	679	46,287
International Paper Co.	1,781	63,172
Interpublic Group of Companies, Inc.	5,170	148,172
Security Description	Shares	Value
Intuit, Inc.	401	$204,887
Intuitive Surgical, Inc.(a)	408	119,254
Invesco Ltd.	6,078	88,253
Invitation Homes, Inc.	3,226	102,232
IQVIA Holdings, Inc.(a)	575	113,131
Iron Mountain, Inc., REIT	1,051	62,482
J M Smucker Co.	1,493	183,505
Jack Henry & Associates, Inc.	362	54,713
Jacobs Solutions, Inc.	2,828	386,022
JB Hunt Transport Services, Inc.	445	83,891
Johnson & Johnson	1,446	225,215
Johnson Controls International PLC	1,286	68,428
JPMorgan Chase & Co.	853	123,702
Juniper Networks, Inc.	6,779	188,388
Kellogg Co.	3,111	185,136
Kenvue, Inc.	19,827	398,126
Keurig Dr Pepper, Inc.	7,378	232,923
KeyCorp	4,867	52,369
Keysight Technologies, Inc.(a)	1,494	197,671
Kimberly-Clark Corp.	3,315	400,618
Kimco Realty Corp., REIT	3,535	62,181
Kinder Morgan, Inc.	14,658	243,030
KLA Corp.	330	151,358
Kraft Heinz Co.	6,406	215,498
Kroger Co.	15,749	704,768
L3Harris Technologies, Inc.	485	84,448
Laboratory Corp. of America Holdings	807	162,247
Lam Research Corp.	243	152,305
Lamb Weston Holdings, Inc.	2,141	197,957
Las Vegas Sands Corp.	1,347	61,746
Leidos Holdings, Inc.	1,374	126,628
Lennar Corp., Class A	2,073	232,653
Linde PLC	119	44,310
Live Nation Entertainment, Inc.(a)	1,015	84,286
LKQ Corp.	2,928	144,965
Lockheed Martin Corp.	198	80,974
Loews Corp.	7,898	500,022
Lowe's Companies, Inc.	1,069	222,181
LyondellBasell Industries N.V., Class A	662	62,691
M&T Bank Corp.	447	56,523
Marathon Oil Corp.	2,574	68,855
Marathon Petroleum Corp.	3,173	480,202
MarketAxess Holdings, Inc.	189	40,378
Marriott International, Inc., Class A	530	104,177
Marsh & McLennan Companies, Inc.	185	35,206
Martin Marietta Materials, Inc.	374	153,520
Masco Corp.	3,286	175,637
Mastercard, Inc., Class A	110	43,550
Match Group, Inc.(a)	9,944	389,556
McCormick & Co., Inc.	2,620	198,177
McDonald's Corp.	1,767	465,499
McKesson Corp.	471	204,814

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Medtronic PLC	773	$60,572
Merck & Co., Inc.	2,128	219,078
Meta Platforms, Inc., Class A(a)	1,473	442,209
MetLife, Inc.	3,114	195,902
Mettler-Toledo International, Inc.(a)	103	114,131
MGM Resorts International(a)	1,506	55,361
Microchip Technology, Inc.	1,671	130,422
Micron Technology, Inc.	1,871	127,284
Microsoft Corp.	978	308,804
Mid-America Apartment Communities, Inc., REIT	796	102,405
Moderna, Inc.(a)	2,155	222,590
Mohawk Industries, Inc.(a)	1,967	168,788
Molina Healthcare, Inc.(a)	825	270,509
Molson Coors Beverage Co., Class B	3,866	245,839
Mondelez International, Inc., Class A	2,645	183,563
Monolithic Power Systems, Inc.	437	201,894
Monster Beverage Corp.(a)	4,366	231,180
Moody's Corp.	119	37,624
Morgan Stanley	2,902	237,006
Mosaic Co.	2,181	77,644
Motorola Solutions, Inc.	1,739	473,425
MSCI, Inc.	81	41,559
Nasdaq, Inc.	849	41,253
NetApp, Inc.	3,116	236,442
Netflix, Inc.(a)	497	187,667
Newmont Corp.	6,353	234,743
News Corp., Class A	4,684	93,961
News Corp., Class B	4,547	94,896
NextEra Energy, Inc.	3,687	211,228
NIKE, Inc., Class B	3,358	321,092
NiSource, Inc.	12,168	300,306
Nordson Corp.	152	33,922
Norfolk Southern Corp.	422	83,104
Northern Trust Corp.	1,234	85,738
Northrop Grumman Corp.	190	83,636
Norwegian Cruise Line Holdings Ltd.(a)	5,039	83,043
NRG Energy, Inc.	9,349	360,123
Nucor Corp.	1,499	234,369
NVIDIA Corp.	291	126,582
NVR, Inc.(a)	44	262,385
NXP Semiconductors N.V.	1,080	215,914
Occidental Petroleum Corp.	1,076	69,811
Old Dominion Freight Line, Inc.	196	80,191
Omnicom Group, Inc.	2,077	154,695
ON Semiconductor Corp.(a)	2,238	208,022
ONEOK, Inc.	3,800	241,034
Oracle Corp.	2,602	275,604
O'Reilly Automotive, Inc.(a)	151	137,238
Organon & Co.	12,005	208,407
Otis Worldwide Corp.	890	71,476
PACCAR, Inc.	1,461	124,214
Security Description	Shares	Value
Packaging Corp. of America	421	$64,645
Palo Alto Networks, Inc.(a)	876	205,369
Paramount Global, Class B	14,426	186,095
Parker-Hannifin Corp.	180	70,114
Paychex, Inc.	1,817	209,555
Paycom Software, Inc.	772	200,156
PayPal Holdings, Inc.(a)	902	52,731
Pentair PLC	2,715	175,796
PepsiCo, Inc.	1,052	178,251
Pfizer, Inc.	6,764	224,362
PG&E Corp.(a)	4,466	72,037
Philip Morris International, Inc.	3,941	364,858
Phillips 66	4,036	484,925
Pinnacle West Capital Corp.	987	72,722
Pioneer Natural Resources Co.	520	119,366
PNC Financial Services Group, Inc.	469	57,579
Pool Corp.	357	127,128
PPG Industries, Inc.	486	63,083
PPL Corp.	3,058	72,046
Principal Financial Group, Inc.	2,613	188,319
Procter & Gamble Co.	2,762	402,865
Progressive Corp.	1,213	168,971
Prologis, Inc., REIT	535	60,032
Prudential Financial, Inc.	2,068	196,233
PTC, Inc.(a)	1,139	161,374
Public Service Enterprise Group, Inc.	4,052	230,599
Public Storage, REIT	400	105,408
PulteGroup, Inc.	3,058	226,445
Qorvo, Inc.(a)	2,206	210,607
QUALCOMM, Inc.	2,065	229,339
Quanta Services, Inc.	1,792	335,229
Quest Diagnostics, Inc.	1,290	157,199
Ralph Lauren Corp.	4,209	488,623
Raymond James Financial, Inc.	2,314	232,395
Realty Income Corp., REIT	1,186	59,229
Regency Centers Corp., REIT	1,023	60,807
Regeneron Pharmaceuticals, Inc.(a)	282	232,075
Regions Financial Corp.	3,051	52,477
Republic Services, Inc.	1,261	179,705
ResMed, Inc.	669	98,925
Revvity, Inc.	766	84,796
Robert Half, Inc.	2,245	164,514
Rockwell Automation, Inc.	114	32,589
Rollins, Inc.	5,114	190,906
Roper Technologies, Inc.	70	33,900
Ross Stores, Inc.	4,131	466,596
Royal Caribbean Cruises Ltd.(a)	843	77,674
RTX Corp.	987	71,034
S&P Global, Inc.	106	38,733
Salesforce, Inc.(a)	1,459	295,856
SBA Communications Corp., REIT	302	60,451
Schlumberger NV	5,460	318,318

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Seagate Technology Holdings PLC	3,765	$248,302
Sealed Air Corp.	2,423	79,620
Sempra	1,066	72,520
ServiceNow, Inc.(a)	546	305,192
Sherwin-Williams Co.	246	62,742
Simon Property Group, Inc., REIT	569	61,469
Skyworks Solutions, Inc.	2,201	216,997
Snap-on, Inc.	943	240,522
SolarEdge Technologies, Inc.(a)	1,655	214,339
Southern Co.	1,117	72,292
Southwest Airlines Co.	5,006	135,512
Stanley Black & Decker, Inc.	2,711	226,585
Starbucks Corp.	5,172	472,048
State Street Corp.	1,562	104,592
Steel Dynamics, Inc.	2,396	256,899
STERIS PLC	550	120,681
Stryker Corp.	426	116,413
Synchrony Financial	10,502	321,046
Synopsys, Inc.(a)	712	326,787
Sysco Corp.	10,553	697,026
T Rowe Price Group, Inc.	856	89,769
Take-Two Interactive Software, Inc.(a)	2,300	322,897
Tapestry, Inc.	10,303	296,211
Targa Resources Corp.	2,891	247,817
Target Corp.	1,328	146,837
TE Connectivity Ltd.	1,446	178,624
Teledyne Technologies, Inc.(a)	88	35,955
Teleflex, Inc.	235	46,156
Teradyne, Inc.	1,645	165,257
Tesla, Inc.(a)	987	246,967
Texas Instruments, Inc.	1,329	211,324
Textron, Inc.	2,173	169,798
Thermo Fisher Scientific, Inc.	232	117,431
TJX Companies, Inc.	5,390	479,063
T-Mobile US, Inc.(a)	2,389	334,579
Tractor Supply Co.	566	114,926
Trane Technologies PLC	361	73,251
TransDigm Group, Inc.(a)	87	73,352
Travelers Companies, Inc.	1,029	168,046
Trimble, Inc.(a)	692	37,271
Truist Financial Corp.	1,836	52,528
Tyler Technologies, Inc.(a)	840	324,358
Tyson Foods, Inc., Class A	7,097	358,328
UDR, Inc., REIT	2,827	100,839
Ulta Beauty, Inc.(a)	598	238,871
Union Pacific Corp.	392	79,823
United Airlines Holdings, Inc.(a)	3,120	131,976
United Parcel Service, Inc., Class B	509	79,338
United Rentals, Inc.	266	118,256
UnitedHealth Group, Inc.	546	275,288
Security Description	Shares	Value
Universal Health Services, Inc., Class B	2,498	$314,074
US Bancorp	1,520	50,251
Valero Energy Corp.	3,470	491,734
Ventas, Inc., REIT	1,937	81,606
VeriSign, Inc.(a)	1,587	321,415
Verisk Analytics, Inc.	164	38,743
Verizon Communications, Inc.	9,816	318,137
Vertex Pharmaceuticals, Inc.(a)	678	235,768
VF Corp.	17,481	308,889
Viatris, Inc.	22,930	226,090
VICI Properties, Inc.	2,102	61,168
Visa, Inc., Class A	182	41,862
Vulcan Materials Co.	760	153,535
W R Berkley Corp.	2,652	168,375
Walgreens Boots Alliance, Inc.	29,877	664,465
Walmart, Inc.	4,515	722,084
Walt Disney Co.(a)	2,412	195,493
Warner Bros Discovery, Inc.(a)	17,420	189,181
Waste Management, Inc.	1,182	180,184
Waters Corp.(a)	464	127,233
WEC Energy Group, Inc.	895	72,092
Wells Fargo & Co.	3,009	122,948
Welltower, Inc., REIT	994	81,428
West Pharmaceutical Services, Inc.	128	48,027
Western Digital Corp.(a)	5,676	258,996
Westinghouse Air Brake Technologies Corp.	1,157	122,954
Westrock Co.	1,780	63,724
Weyerhaeuser Co., REIT	5,109	156,642
Whirlpool Corp.	1,350	180,495
Williams Companies, Inc.	7,279	245,230
Willis Towers Watson PLC	177	36,986
WW Grainger, Inc.	181	125,223
Wynn Resorts Ltd.	695	64,225
Xcel Energy, Inc.	1,329	76,045
Xylem, Inc.	1,938	176,416
Yum! Brands, Inc.	3,895	486,641
Zebra Technologies Corp., Class A(a)	481	113,771
Zimmer Biomet Holdings, Inc.	1,021	114,577
Zions Bancorp NA	14,114	492,437
Zoetis, Inc.	1,250	217,475
TOTAL INVESTMENTS—99.7% (Cost $91,095,983)		91,248,591
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		314,260
NET ASSETS—100.0%		$91,562,851

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified LargeCap ETF
Schedule of Investments
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified LargeCap ETF
INVESTMENTS:
Common Stock	$91,248,591	$—	$—	$91,248,591
Total	$91,248,591	$—	$—	$91,248,591

Syntax Stratified LargeCap ETF
Schedule of Investments
September 30, 2023 (Unaudited)

INDUSTRY BREAKDOWN
As of September 30, 2023*
INDUSTRY	PERCENTAGE OF NET ASSETS
Marketed Pharmaceuticals	3.4%
Downstream Energy	3.2
Food Distributors	3.1
Restaurants	3.1
Processed Foods	3.1
Competitive Electric Utilities	3.0
Software for Specific Uses	3.0
Telecommunication Networks	2.2
Consumer Insurance	2.2
Commercial Insurance	2.1
Commercial Hardware	2.1
Content Providers	2.1
Upstream Energy	2.1
Non Real Estate Banking	2.1
Real Estate Operators and Developers	2.1
Consumer Electronics	2.1
Regulated Electric Utilities	2.0
Real Estate Rental	2.0
Personal Products	1.8
Auto Products	1.6
Electric and Electronic Components	1.6
Distribution Services	1.6
Specialty Industrial Services	1.6
Capital Markets	1.6
Primary Foods	1.6
Alcohol and Tobacco	1.6
Mechanical Components	1.5
Consumer Equipment Manufacture	1.5
Transportation Services	1.5
Drugstores	1.5
Consumer Equipment Retail	1.5
Healthcare Insurance	1.5
Digital Integrated Circuits	1.4
Semiconductor Services and Equipment	1.4
Analog and Mixed Signal Integrated Circuits	1.4
Internet Services	1.4
Transaction Services	1.4
Management and IT Services	1.4
Search and Social Networks	1.4
Healthcare Providers and Facilities	1.4
Investment Services	1.4
Online Distribution Networks	1.3
Diversified Household and Personal Products	1.3
INDUSTRY	PERCENTAGE OF NET ASSETS
Transport Aerospace and Defense Equipment	1.2%
Healthcare Products Distribution	1.1
Midstream Energy	1.1
Hospital Equipment	1.1
Metals	1.0
Other Natural Resources	1.0
Chemicals	1.0
Industrial Conglomerates	1.0
Apparel Retailers	1.0
Medical Research Services and Equipment	1.0
Medical Devices	1.0
Accessories and Footwear	1.0
Gas and Water Utilities	1.0
Production Equipment	0.8
Other Pharmaceuticals	0.7
Operating Systems and Middleware	0.7
Branded Apparel	0.5
Brokers and Dealers	0.5
Consumer Paper Products	0.4
Software for Specific Industries	0.4
Other Assets in Excess of Liabilities	0.3
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified LargeCap ETF
Notes to Schedule of Investments
September 30, 2023 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2023 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.